SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 2,003,170	$ 2,468,038	$ 146
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 2,003,170	$ 2,468,038	$ 146